Share-based payments (Details)				12 Months Ended
	Jul. 01, 2024 shares d $ / shares	Mar. 27, 2024 d	Jul. 06, 2023 d	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of fully diluted share capital				10.00%
Number of trading days | d		15
Expected lives				5 years
Share-based expense - restricted stock units | $				$ 17,818,907	$ 0	$ 0
Shares issued and outstanding (in shares)				1,725,000
Share options granted				26,797,052
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,600,000			2,605,405
Number of shares, right to receive (in shares)	1
Vested (in shares)	933,333			938,738
Number of other equity instruments outstanding in share-based payment arrangement				1,666,667	0
Number of trading days | d	20
Award vesting period	5 years
Risk-free interest rate				4.30%
Dividend yields				0.00%
Expected volatility				65.00%
Employer taxes paid on vesting of RSUs | $				$ 260,090
Earnout Trigger Event 1 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price per share (in dollars per share) | $ / shares	$ 14.50
Earnout Trigger Event 2 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price per share (in dollars per share) | $ / shares	$ 16.00
Lifezone Metals Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $					$ 248,464,035
Lifezone Metals Limited | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)				5,405
Sponsor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $					$ 17,094,750
Lifezone Limited | Earnout Trigger Event 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days | d			20
Lifezone Limited | Earnout Trigger Event 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days | d			20